RECEIVABLE FOR BITCOIN COLLATERAL, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
RECEIVABLE FOR BITCOIN COLLATERAL, NET
Receivables for bitcoin collateral	$ 418,282,382	$ 84,838,573
Less: allowance for receivables for bitcoin collateral	(1,549,364)	(302,006)
Total receivable for bitcoin collateral, net	$ 416,733,018	$ 84,536,567